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Invesco Advisers, Inc.
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 2500
Houston, Tx 77046-1173
713 626 1919
www.invesco.com/us
August 25, 2011
VIA Edgar
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM Sector Funds (Invesco Sector Funds)
CIK 0000725781
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Sector Funds (Invesco Sector Funds) (the “Fund”) that the Prospectuses relating to the Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class, as applicable, of Invesco Energy Fund, Invesco Gold & Precious Metals Fund, Invesco Leisure Fund, Invesco Technology Fund, Invesco U.S. Mid Cap Value Fund, Invesco Utilities Fund, Invesco Van Kampen American Value Fund and Invesco Van Kampen Comstock Fund and the Statements of Additional Information relating to the Class, A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares of Invesco Energy Fund, Invesco Gold & Precious Metals Fund, Invesco Leisure Fund, Invesco Technology Fund, Invesco Technology Sector Fund, Invesco U.S. Mid Cap Value Fund, Invesco Utilities Fund, Invesco Value Fund, Invesco Van Kampen American Value Fund, Invesco Van Kampen Comstock Fund, Invesco Van Kampen Mid Cap Growth Fund, Invesco Van Kampen Small Cap Value Fund and Invesco Van Kampen Value Opportunities Fund, as applicable, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 74 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 74 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission August 25, 2011.
Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-7888.
Very truly yours,
/s/ Peter A. Davidson
Peter A. Davidson
Assistant General Counsel